FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [Abstract]
FINANCIAL RISK MANAGEMENT
NOTE 51: FINANCIAL RISK MANAGEMENT
As a bancassurer, financial instruments are fundamental to the Group’s activities and, as a consequence, the risks associated with financial instruments represent a significant component of the risks faced by the Group.
The primary risks affecting the Group through its use of financial instruments are: credit risk; market risk, which includes interest rate risk and foreign exchange risk; liquidity risk; capital risk; and insurance risk. Information about the Group’s exposure to each of the above risks and its capital can be found on pages 42 to 99. The following additional disclosures, which provide its quantitative information about the risks within financial instruments held or issued by the Group, should be read in conjunction with that earlier information.
Market risk
(A)Interest rate risk
Interest rate risk arises from the different repricing characteristics of the assets and liabilities. Liabilities are either insensitive to interest rate movements, for example interest free or very low interest customer deposits, or are sensitive to interest rate changes but bear rates which may be varied at the Group’s discretion and that for competitive reasons generally reflect changes in the UK Bank Rate, set by the Bank of England. The rates on the remaining deposits are contractually fixed for their term to maturity.
Many banking assets are sensitive to interest rate movements; there is a large volume of managed rate assets such as variable rate mortgages which may be considered as a natural offset to the interest rate risk arising from the managed rate liabilities. However, a significant proportion of the Group’s lending assets, for example many personal loans and mortgages, bear interest rates which are contractually fixed.
The Group’s risk management policy is to optimise reward whilst managing its market risk exposures within the risk appetite defined by the Board. The largest residual risk exposure arises from balances that are deemed to be insensitive to changes in market rates (including current accounts, a portion of variable rate deposits and investable equity), and is managed through the Group’s structural hedge. The structural hedge consists of longer-term fixed rate assets or interest rate swaps and the amount and duration of the hedging activity is reviewed regularly by the Group Asset and Liability Committee. Further details on the Group market risk policy can be found on page 53.
The Group establishes hedge accounting relationships for interest rate risk using cash flow hedges and fair value hedges. The Group is exposed to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The derivatives used to manage the structural hedge may be designated into cash flow hedges to manage income statement volatility. The economic items related to the structural hedge, for example current accounts, are not eligible hedged items under IAS 39 for inclusion into accounting hedge relationships. The Group is exposed to fair value interest rate risk on its fixed rate customer loans, its fixed rate customer deposits and the majority of its subordinated debt, and to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The Group applies netting between similar risks before applying hedge accounting.
Hedge ineffectiveness arises during the management of interest rate risk due to residual unhedged risk. Sources of ineffectiveness, which the Group may decide to not fully mitigate, can include basis differences, timing differences and notional amount differences. The effectiveness of accounting hedge relationships is assessed between the hedging derivatives and the documented hedged item, which can differ to the underlying economically hedged item.
At 31 December 2020 the aggregate notional principal of interest rate swaps designated as fair value hedges was £215,325 million (2019: £183,489 million) with a net fair value asset of £211 million (2019: asset of £569 million) (note 17). The gains on the hedging instruments were £988 million (2019: gains of £1,144 million). The losses on the hedged items attributable to the hedged risk were £441 million (2019: losses of £1,001 million). The gains and losses relating to the fair value hedges are recorded in net trading income.
In addition the Group has cash flow hedges which are primarily used to hedge the variability in the cost of funding within the commercial business. The notional principal of the interest rate swaps designated as cash flow hedges at 31 December 2020 was £326,386 million (2019: £426,740 million) with a net fair value asset of £30 million (2019: liability of £388 million) (note 17). In 2020, ineffectiveness recognised in the income statement that arises from cash flow hedges was a loss of £2 million (2019: gain of £134 million).
Interest Rate Benchmark Reform
For the purposes of determining whether:
–a forecast transaction is highly probable;
–hedged future cash flows are expected to occur;
–a hedge is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk; and
–an accounting hedging relationship should be discontinued because of a failure of the retrospective effectiveness test the Group assumes that the interest rate benchmark on which the hedged risk or the cash flows of the hedged item or hedging instrument are based is not altered by uncertainties resulting from interest rate benchmark reform. In addition, for a fair value hedge of a non-contractually specified benchmark portion of interest rate risk, the Group assesses only at inception of the hedge relationship and not on an ongoing basis that the risk is separately identifiable and hedge effectiveness can be measured.The Group’s most significant hedge accounting relationships are exposed to the following interest rate benchmarks: Sterling LIBOR, US Dollar LIBOR and EURIBOR.
At 31 December 2020, the Group expects that EURIBOR will continue to exist as a benchmark rate for the foreseeable future and, as a result does not anticipate changing the hedged risk to a different benchmark. Accordingly, the Group does not consider its fair value or cash flow hedges of the EURIBOR benchmark interest rate to be directly affected by interest rate benchmark reform.
The notional of the hedged items that the Group has designated into cash flow hedge relationships that is directly affected by the interest rate benchmark reform is £20,243 million (2019: £29,202 million), of which £16,523 million (2019: £25,438 million) relates to Sterling LIBOR and £3,720 million (2019: £1,350 million) relates to US Dollar LIBOR. These are principally loans and advances to customers in Commercial Banking.
The interest rate benchmark reforms also affect assets designated in fair value hedges with a notional of £107,340 million (2019: £102,969 million), of which £103,438 million (2019: £98,278 million) is in respect of Sterling LIBOR, and liabilities designated in fair value hedges with a notional of £35,360 million (2019: £62,295 million), of which £10,518 million (2019: £9,186 million) is in respect of Sterling LIBOR. These fair value hedges principally relate to mortgages in Retail and debt securities in issue.
At 31 December 2020, the notional amount of the hedging instruments in hedging relationships to which these amendments apply was £464,744 million (2019: £604,602 million), of which £116,498 million (2019: £117,076 million) relates to Sterling LIBOR fair value hedges and £302,707 million (2019: £400,439 million) relates to Sterling LIBOR cash flow hedges.
The Group is managing the process to transition to alternative benchmark rates under its Group-wide IBOR Transition Programme. This programme has developed an implementation plan for new products and a transition plan for legacy products. The programme also encompasses the associated impacts on systems, processes, accounting and reporting and includes dealing with the impact on hedge accounting relationships of the transition to alternative reference rates.
(B)Foreign exchange risk
The corporate and retail businesses incur foreign exchange risk in the course of providing services to their customers. All non-structural foreign exchange exposures in the non-trading book are transferred to the trading area where they are monitored and controlled. These risks reside in the authorised trading centres who are allocated exposure limits. The limits are monitored daily by the local centres and reported to the market and liquidity risk function in London. Associated VaR and the closing, average, maximum and minimum are disclosed on page 57. The Group also manages foreign currency risk via cash flow hedge accounting, utilising currency swaps.
Risk arises from the Group’s investments in its overseas operations. The Group’s structural foreign currency exposure is represented by the net asset value of the foreign currency equity and subordinated debt investments in its subsidiaries and branches. Gains or losses on structural foreign currency exposures are taken to reserves.
The Group ceased all hedging of the currency translation risk of the net investment in foreign operations on 1 January 2018.
The Group’s main overseas operations are in the Americas and Europe. Details of the Group’s structural foreign currency exposures are as follows:
(C)Functional currency of Group operations

	2020			2019
	Euro	US Dollar	Other non-sterling	Euro	US Dollar	Other non-sterling
	£m	£m	£m	£m	£m	£m
Exposure	113	95	12	63	93	48
Credit risk
The Group’s credit risk exposure arises in respect of the instruments below and predominantly in the United Kingdom. Information about the Group’s exposure to credit risk, credit risk management, measurement and mitigation can be found on pages 58 to 75.
(A)Maximum credit exposure
The maximum credit risk exposure of the Group in the event of other parties failing to perform their obligations is detailed below. No account is taken of any collateral held and the maximum exposure to loss, which includes amounts held to cover unit-linked and With Profits funds liabilities, is considered to be the balance sheet carrying amount or, for non-derivative off-balance sheet transactions and financial guarantees, their contractual nominal amounts.

	2020			2019
	Maximum exposure	Offset[1]	Net exposure	Maximum exposure	Offset[1]	Net exposure
	£m	£m	£m	£m	£m	£m

Loans and advances to banks, net[2]	10,746	—	10,746	9,775	—	9,775
Loans and advances to customers, net[2]	498,843	(2,762)	496,081	494,988	(2,792)	492,196
Debt securities, net[2]	5,405	—	5,405	5,544	—	5,544
Financial assets at amortised cost	514,994	(2,762)	512,232	510,307	(2,792)	507,515
Financial assets at fair value through other comprehensive income[3]	27,437	—	27,437	24,865	—	24,865
Financial assets at fair value through profit or loss[3,4]
Loans and advances	28,476	—	28,476	23,475	—	23,475
Debt securities, treasury and other bills	46,701	—	46,701	40,925	—	40,925
	75,177	—	75,177	64,400	—	64,400
Derivative assets	29,613	(15,866)	13,747	26,369	(14,696)	11,673
Assets arising from contracts held with reinsurers	20,385	—	20,385	23,567	—	23,567

Off-balance sheet items:
Acceptances and endorsements	131	—	131	74	—	74
Other items serving as direct credit substitutes	317	—	317	366	—	366
Performance bonds, including letters of credit, and other transaction-related contingencies	2,105	—	2,105	2,454	—	2,454
Irrevocable commitments and guarantees	73,962	—	73,962	63,504	—	63,504
	76,515	—	76,515	66,398	—	66,398
	744,121	(18,628)	725,493	715,906	(17,488)	698,418
1Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.
2Amounts shown net of related impairment allowances.
3Excluding equity shares.
4Includes assets within the Group’s unit-linked funds for which credit risk is borne by the policyholders and assets within the Group’s With-Profits funds for which credit risk is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back related contract liabilities.
(B)Concentrations of exposure
The Group’s management of concentration risk includes single name, industry sector and country limits as well as controls over the Group’s overall exposure to certain products. Further information on the Group’s management of this risk is included within Credit risk mitigation, Risk management on page 58.
At 31 December 2020 the most significant concentrations of exposure were in mortgages (comprising 62 per cent of total loans and advances to customers) and to financial, business and other services (comprising 19 per cent of the total).

	2020	2019
	£m	£m
Agriculture, forestry and fishing	7,836	7,558
Energy and water supply	1,313	1,432
Manufacturing	4,956	6,093
Construction	5,096	4,285
Transport, distribution and hotels	14,341	13,016
Postal and telecommunications	2,665	1,923
Property companies	26,061	27,596
Financial, business and other services	92,555	89,763
Personal:
Mortgages[1]	307,087	299,141
Other	25,363	29,272
Lease financing	1,182	1,671
Hire purchase	16,148	16,497
Total loans and advances to customers before allowance for impairment losses	504,603	498,247
Allowance for impairment losses (note 18)	(5,760)	(3,259)
Total loans and advances to customers	498,843	494,988
1Includes both UK and overseas mortgage balances.
The Group’s operations are predominantly UK-based and as a result an analysis of credit risk exposures by geographical region is not provided.
(C)Credit quality of assets
Loans and advances
The analysis of lending has been prepared based on the division in which the asset is held; with the business segment in which the exposure is recorded reflected in the ratings system applied. The internal credit ratings systems used by the Group differ between Retail and Commercial, reflecting the characteristics of these exposures and the way that they are managed internally; these credit ratings are set out below. All probabilities of default (PDs) include forward-looking information and are based on 12 month values, with the exception of credit impaired.

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1-6	0.00-4.50%	CMS 1-10	0.00-0.50%
RMS 7-9	4.51-14.00%	CMS 11-14	0.51-3.00%
RMS 10	14.01-20.00%	CMS 15-18	3.01-20.00%
RMS 11-13	20.01-99.99%	CMS 19	20.01-99.99%
RMS 14	100%	CMS 20-23	100%
Stage 3 assets include balances of £179 million (2019: £205 million) (with outstanding amounts due of £732 million (2019: £1,700 million)) which have been subject to a partial write-off and where the Group continues to enforce recovery action.
Stage 2 and Stage 3 assets with a carrying amount of £22,200 million (2019: £219 million) were modified during the year. No material gain or loss was recognised by the Group.
As at 31 December 2020 and 2019, assets that had been previously modified whilst classified as Stage 2 or Stage 3 and were classified as Stage 1 were not material.

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to banks:
CMS 1-10	10,670	—	—	—	10,670	6	—	—	—	6
CMS 11-14	82	—	—	—	82	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	10,752	—	—	—	10,752	6	—	—	—	6
Loans and advances to customers:
Retail - mortgages
RMS 1-6	251,372	21,010	—	—	272,382	103	247	—	—	350
RMS 7-9	46	4,030	—	—	4,076	1	66	—	—	67
RMS 10	—	907	—	—	907	—	25	—	—	25
RMS 11-13	—	3,071	—	—	3,071	—	130	—	—	130
RMS 14	—	—	1,859	12,511	14,370	—	—	191	261	452
	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Retail - credit cards
RMS 1-6	9,619	1,284	—	—	10,903	75	57	—	—	132
RMS 7-9	1,603	1,137	—	—	2,740	66	138	—	—	204
RMS 10	274	343	—	—	617	14	70	—	—	84
RMS 11-13	—	509	—	—	509	—	193	—	—	193
RMS 14	—	—	340	—	340	—	—	153	—	153
	11,496	3,273	340	—	15,109	155	458	153	—	766
Retail - loans and overdrafts
RMS 1-6	5,559	291	—	—	5,850	80	15	—	—	95
RMS 7-9	1,990	580	—	—	2,570	99	66	—	—	165
RMS 10	116	181	—	—	297	13	36	—	—	49
RMS 11-13	45	467	—	—	512	9	178	—	—	187
RMS 14	—	—	307	—	307	—	—	147	—	147
	7,710	1,519	307	—	9,536	201	295	147	—	643
Retail - UK Motor Finance
RMS 1-6	12,035	1,396	—	—	13,431	187	46	—	—	233
RMS 7-9	738	456	—	—	1,194	7	33	—	—	40
RMS 10	—	171	—	—	171	—	30	—	—	30
RMS 11-13	13	193	—	—	206	—	62	—	—	62
RMS 14	—	—	199	—	199	—	—	133	—	133
	12,786	2,216	199	—	15,201	194	171	133	—	498
Retail - other
RMS 1-6	14,952	482	—	—	15,434	19	19	—	—	38
RMS 7-9	2,418	334	—	—	2,752	11	39	—	—	50
RMS 10	—	21	—	—	21	—	1	—	—	1
RMS 11-13	509	467	—	—	976	—	40	—	—	40
RMS 14	—	—	184	—	184	—	—	59	—	59
	17,879	1,304	184	—	19,367	30	99	59	—	188
Total Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119

Gross drawn exposures and expected credit loss allowances continued	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial
CMS 1-10	35,072	191	—	—	35,263	42	2	—	—	44
CMS 11-14	30,821	6,971	—	—	37,792	141	109	—	—	250
CMS 15-18	4,665	6,469	—	—	11,134	96	398	—	—	494
CMS 19	—	685	—	—	685	—	144	—	—	144
CMS 20-23	—	—	3,524	—	3,524	—	—	1,282	—	1,282
	70,558	14,316	3,524	—	88,398	279	653	1,282	—	2,214
Other
RMS 1-6	871	13	—	—	884	9	1	—	—	10
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	67	—	67	—	—	17	—	17
	871	13	67	—	951	9	1	17	—	27
CMS 1-10	60,985	—	—	—	60,985	—	—	—	—	—
CMS 11-14	238	—	—	—	238	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	2	—	—	—	2	—	—	—	—	—
CMS 20-23	—	—	10	—	10	—	—	—	—	—
	61,225	—	10	—	61,235	—	—	—	—	—
Central overlay	—	—	—	—	—	400	—	—	—	400
Total loans and advances to customers	433,943	51,659	6,490	12,511	504,603	1,372	2,145	1,982	261	5,760

In respect of:
Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119
Commercial	70,558	14,316	3,524	—	88,398	279	653	1,282	—	2,214
Other	62,096	13	77	—	62,186	409	1	17	—	427
Total loans and advances to customers	433,943	51,659	6,490	12,511	504,603	1,372	2,145	1,982	261	5,760

	Undrawn exposures					Expected credit loss allowance
Gross undrawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to customers:
Retail - mortgages
RMS 1-6	19,347	109	—	—	19,456	3	—	—	—	3
RMS 7-9	1	6	—	—	7	—	—	—	—	—
RMS 10	—	2	—	—	2	—	—	—	—	—
RMS 11-13	—	1	—	—	1	—	—	—	—	—
RMS 14	—	—	10	74	84	—	—	—	—	—
	19,348	118	10	74	19,550	3	—	—	—	3
Retail - credit cards
RMS 1-6	54,694	3,044	—	—	57,738	67	46	—	—	113
RMS 7-9	772	463	—	—	1,235	11	8	—	—	19
RMS 10	602	282	—	—	884	7	11	—	—	18
RMS 11-13	—	85	—	—	85	—	7	—	—	7
RMS 14	—	—	56	—	56	—	—	—	—	—
	56,068	3,874	56	—	59,998	85	72	—	—	157
Retail - loans and overdrafts
RMS 1-6	6,070	315	—	—	6,385	14	7	—	—	21
RMS 7-9	269	139	—	—	408	8	14	—	—	22
RMS 10	13	35	—	—	48	1	7	—	—	8
RMS 11-13	3	69	—	—	72	—	21	—	—	21
RMS 14	—	—	18	—	18	—	—	—	—	—
	6,355	558	18	—	6,931	23	49	—	—	72
Retail - UK Motor Finance
RMS 1-6	1,275	—	—	—	1,275	2	—	—	—	2
RMS 7-9	381	3	—	—	384	1	—	—	—	1
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	1	—	—	—	1	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	1,657	3	—	—	1,660	3	—	—	—	3
Retail - other
RMS 1-6	1,672	23	—	—	1,695	7	5	—	—	12
RMS 7-9	140	36	—	—	176	9	13	—	—	22
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	10	—	—	10	—	7	—	—	7
RMS 14	—	—	1	—	1	—	—	—	—	—
	1,812	69	1	—	1,882	16	25	—	—	41
Total Retail	85,240	4,622	85	74	90,021	130	146	—	—	276

Gross undrawn exposures and expected credit loss allowances continued	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial
CMS 1-10	42,071	—	—	—	42,071	32	—	—	—	32
CMS 11-14	10,122	2,412	—	—	12,534	32	27	—	—	59
CMS 15-18	934	1,315	—	—	2,249	16	49	—	—	65
CMS 19	—	92	—	—	92	—	12	—	—	12
CMS 20-23	—	—	195	—	195	—	—	13	—	13
	53,127	3,819	195	—	57,141	80	88	13	—	181
Other
RMS 1-6	299	—	—	—	299	2	—	—	—	2
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	299	—	—	—	299	2	—	—	—	2
CMS 1-10	239	—	—	—	239	—	—	—	—	—
CMS 11-14	170	—	—	—	170	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	5	—	5	—	—	—	—	—
	409	—	5	—	414	—	—	—	—	—
Total loans and advances to customers	139,075	8,441	285	74	147,875	212	234	13	—	459

In respect of:
Retail	85,240	4,622	85	74	90,021	130	146	—	—	276
Commercial	53,127	3,819	195	—	57,141	80	88	13	—	181
Other	708	—	5	—	713	2	—	—	—	2
Total loans and advances to customers	139,075	8,441	285	74	147,875	212	234	13	—	459

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Loans and advances to banks:
CMS 1-10	9,777	—	—	—	9,777	2	—	—	—	2
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	9,777	—	—	—	9,777	2	—	—	—	2
Loans and advances to customers:
Retail - mortgages
RMS 1-6	257,028	13,494	—	—	270,522	23	183	—	—	206
RMS 7-9	15	2,052	—	—	2,067	—	39	—	—	39
RMS 10	—	414	—	—	414	—	13	—	—	13
RMS 11-13	—	975	—	—	975	—	46	—	—	46
RMS 14	—	—	1,506	13,714	15,220	—	—	122	142	264
	257,043	16,935	1,506	13,714	289,198	23	281	122	142	568
Retail - credit cards
RMS 1-6	14,744	729	—	—	15,473	103	25	—	—	128
RMS 7-9	1,355	556	—	—	1,911	49	54	—	—	103
RMS 10	32	105	—	—	137	3	19	—	—	22
RMS 11-13	1	291	—	—	292	—	91	—	—	91
RMS 14	—	—	385	—	385	—	—	125	—	125
	16,132	1,681	385	—	18,198	155	189	125	—	469
Retail - loans and overdrafts
RMS 1-6	7,406	368	—	—	7,774	84	17	—	—	101
RMS 7-9	1,321	363	—	—	1,684	55	38	—	—	93
RMS 10	44	85	—	—	129	4	15	—	—	19
RMS 11-13	17	315	—	—	332	3	102	—	—	105
RMS 14	—	—	293	—	293	—	—	108	—	108
	8,788	1,131	293	—	10,212	146	172	108	—	426
Retail - UK Motor Finance
RMS 1-6	13,568	1,297	—	—	14,865	203	30	—	—	233
RMS 7-9	314	368	—	—	682	10	15	—	—	25
RMS 10	—	99	—	—	99	—	10	—	—	10
RMS 11-13	2	178	—	—	180	1	32	—	—	33
RMS 14	—	—	150	—	150	—	—	84	—	84
	13,884	1,942	150	—	15,976	214	87	84	—	385
Retail - other
RMS 1-6	9,762	395	—	—	10,157	25	10	—	—	35
RMS 7-9	8	420	—	—	428	—	26	—	—	26
RMS 10	—	7	—	—	7	—	—	—	—	—
RMS 11-13	134	23	—	—	157	—	1	—	—	1
RMS 14	—	—	150	—	150	—	—	51	—	51
	9,904	845	150	—	10,899	25	37	51	—	113
Total Retail	305,751	22,534	2,484	13,714	344,483	563	766	490	142	1,961

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowances continued	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Commercial
CMS 1-10	59,708	379	—	—	60,087	33	1	—	—	34
CMS 11-14	25,569	2,318	—	—	27,887	50	37	—	—	87
CMS 15-18	1,797	3,111	—	—	4,908	13	174	—	—	187
CMS 19	—	169	—	—	169	—	16	—	—	16
CMS 20-23	—	—	3,447	—	3,447	—	—	941	—	941
	87,074	5,977	3,447	—	96,498	96	228	941	—	1,265
Other
RMS 1-6	754	32	—	—	786	6	1	—	—	7
RMS 7-9	40	—	—	—	40	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	84	—	84	—	—	16	—	16
	794	32	84	—	910	6	1	16	—	23
CMS 1-10	56,356	—	—	—	56,356	10	—	—	—	10
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	56,356	—	—	—	56,356	10	—	—	—	10
Total loans and advances to customers	449,975	28,543	6,015	13,714	498,247	675	995	1,447	142	3,259

In respect of:
Retail	305,751	22,534	2,484	13,714	344,483	563	766	490	142	1,961
Commercial	87,074	5,977	3,447	—	96,498	96	228	941	—	1,265
Other	57,150	32	84	—	57,266	16	1	16	—	33
Total loans and advances to customers	449,975	28,543	6,015	13,714	498,247	675	995	1,447	142	3,259

	Undrawn exposures					Expected credit loss allowance
Gross undrawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Loans and advances to customers:
Retail - mortgages
RMS 1-6	12,242	62	—	—	12,304	1	—	—	—	1
RMS 7-9	1	1	—	—	2	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	8	79	87	—	—	—	—	—
	12,243	63	8	79	12,393	1	—	—	—	1
Retail - credit cards
RMS 1-6	54,216	1,762	—	—	55,978	44	21	—	—	65
RMS 7-9	293	162	—	—	455	4	3	—	—	7
RMS 10	3	28	—	—	31	—	1	—	—	1
RMS 11-13	1	44	—	—	45	—	4	—	—	4
RMS 14	—	—	75	—	75	—	—	—	—	—
	54,513	1,996	75	—	56,584	48	29	—	—	77
Retail - loans and overdrafts
RMS 1-6	6,437	224	—	—	6,661	12	3	—	—	15
RMS 7-9	96	56	—	—	152	2	5	—	—	7
RMS 10	2	11	—	—	13	—	2	—	—	2
RMS 11-13	—	29	—	—	29	—	11	—	—	11
RMS 14	—	—	8	—	8	—	—	—	—	—
	6,535	320	8	—	6,863	14	21	—	—	35
Retail - UK Motor Finance
RMS 1-6	1,181	—	—	—	1,181	2	—	—	—	2
RMS 7-9	193	4	—	—	197	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	1,374	4	—	—	1,378	2	—	—	—	2
Retail - other
RMS 1-6	1,240	—	—	—	1,240	11	—	—	—	11
RMS 7-9	—	62	—	—	62	—	3	—	—	3
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	3	—	3	—	—	—	—	—
	1,240	62	3	—	1,305	11	3	—	—	14
Total Retail	75,905	2,445	94	79	78,523	76	53	—	—	129

Gross undrawn exposures and expected credit loss allowances continued	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Commercial
CMS 1-10	47,707	76	—	—	47,783	11	—	—	—	11
CMS 11-14	5,134	850	—	—	5,984	7	9	—	—	16
CMS 15-18	258	327	—	—	585	1	13	—	—	14
CMS 19	—	43	—	—	43	—	2	—	—	2
CMS 20-23	—	—	5	—	5	—	—	5	—	5
	53,099	1,296	5	—	54,400	19	24	5	—	48
Other
RMS 1-6	239	—	—	—	239	—	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	239	—	—	—	239	—	—	—	—	—
CMS 1-10	391	—	—	—	391	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	391	—	—	—	391	—	—	—	—	—
Total loans and advances to customers	129,634	3,741	99	79	133,553	95	77	5	—	177

In respect of:
Retail	75,905	2,445	94	79	78,523	76	53	—	—	129
Commercial	53,099	1,296	5	—	54,400	19	24	5	—	48
Other	630	—	—	—	630	—	—	—	—	—
Total loans and advances to customers	129,634	3,741	99	79	133,553	95	77	5	—	177

Average PD grade
The table below shows the average Probability of Default for the major portfolios used in the calculation of ECL and therefore Stage 2 Average PD reflects the lifetime value. These reflect the forward-looking view under the Group’s base case scenario prior to the application of MES and post-model adjustments which further impact ECL.

	2020		2019
	Stage 1 Average PD	Stage 2 Average PD	Stage 1 Average PD	Stage 2 Average PD
	%	%	%	%
Retail
Mortgages	0.47	15.02	0.13	15.47
Credit cards	2.61	21.53	1.95	20.85
Loans and overdrafts	3.75	32.31	2.76	29.64
UK Motor Finance	0.69	15.91	0.69	14.46
Commercial Banking
Loans and advances to customers	1.05	13.92	0.45	18.88
Debt securities held at amortised cost
An analysis by credit rating of the Group’s debt securities held at amortised cost is provided below:

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Asset-backed securities:
Mortgage-backed securities	2,046	—	2,046	3,007	—	3,007
Other asset-backed securities	1,593	20	1,613	876	—	876
	3,639	20	3,659	3,883	—	3,883
Corporate and other debt securities	1,721	28	1,749	1,650	14	1,664
Gross exposure	5,360	48	5,408	5,533	14	5,547
Allowance for impairment losses			(3)			(3)
Total debt securities held at amortised cost			5,405			5,544
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £8 million; 2019: £nil) and not rated (2020: £40 million; 2019: £14 million).
Financial assets at fair value through other comprehensive income (excluding equity shares)
An analysis of the Group’s financial assets at fair value through other comprehensive income is included in note 20. The credit quality of the Group’s financial assets at fair value through other comprehensive income (excluding equity shares) is set out below:

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Debt securities:
Government securities	14,267	19	14,286	13,084	14	13,098
Asset-backed securities:
Mortgage-backed securities	—	—	—	121	—	121
Other asset-backed securities	115	65	180	—	60	60
	115	65	180	121	60	181
Corporate and other debt securities	12,786	149	12,935	11,036	15	11,051
Total debt securities	27,168	233	27,401	24,241	89	24,330
Treasury and other bills	36	—	36	535	—	535
Total financial assets at fair value through other comprehensive income	27,204	233	27,437	24,776	89	24,865
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £92 million; 2019: £89 million) and not rated (2020: £141 million; 2019: £nil).
Debt securities, treasury and other bills held at fair value through profit or loss
An analysis of the Group’s financial assets at fair value through profit or loss is included in note 16. Substantially all of the loans and advances to customers and banks recognised at fair value through profit or loss have a good quality rating.The credit quality of the Group’s debt securities, treasury and other bills held at fair value through profit or loss is set out below:

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Debt securities, treasury and other bills held at fair value through profit or loss
Trading assets:
Government securities	7,574	—	7,574	6,791	—	6,791
Asset-backed securities:
Mortgage-backed securities	4	3	7	1	5	6
Other asset-backed securities	—	4	4	14	3	17
	4	7	11	15	8	23
Corporate and other debt securities	225	21	246	232	1	233
Total held as trading assets	7,803	28	7,831	7,038	9	7,047
Other assets held at fair value through profit or loss:
Government securities	13,048	—	13,048	12,044	19	12,063
Other public sector securities	2,347	7	2,354	2,118	8	2,126
Bank and building society certificates of deposit	4,841	—	4,841	984	—	984
Asset-backed securities:
Mortgage-backed securities	457	3	460	452	10	462
Other asset-backed securities	261	—	261	241	—	241
	718	3	721	693	10	703
Corporate and other debt securities	15,743	2,145	17,888	15,932	2,051	17,983
Total debt securities held at fair value through profit or loss	36,697	2,155	38,852	31,771	2,088	33,859
Treasury bills and other bills	18	—	18	19	—	19
Total other assets held at fair value through profit or loss	36,715	2,155	38,870	31,790	2,088	33,878
Total held at fair value through profit or loss	44,518	2,183	46,701	38,828	2,097	40,925
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £344 million; 2019: £251 million) and not rated (2020: £1,839 million; 2019: £1,846 million).
Credit risk in respect of trading and other financial assets at fair value through profit or loss held within the Group’s unit-linked funds is borne by the policyholders and credit risk in respect of with-profits funds is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back those contract liabilities.
Derivative assets
An analysis of derivative assets is given in note 17. The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the Group’s net credit risk relating to derivative assets of £13,747 million (2019: £11,673 million), cash collateral of £8,715 million (2019: £7,650 million) was held and a further £454 million was due from OECD banks (2019: £274 million).

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Trading and other	26,782	2,015	28,797	22,991	2,142	25,133
Hedging	810	6	816	1,178	58	1,236
Total derivative financial instruments	27,592	2,021	29,613	24,169	2,200	26,369
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £1,499 million; 2019: £1,555 million) and not rated (2020: £522 million; 2019: £645 million).
Financial guarantees and irrevocable loan commitments
Financial guarantees represent undertakings that the Group will meet a customer’s obligation to third parties if the customer fails to do so. Commitments to extend credit represent unused portions of authorisations to extend credit in the form of loans, guarantees or letters of credit. The Group is theoretically exposed to loss in an amount equal to the total guarantees or unused commitments, however, the likely amount of loss is expected to be significantly less; most commitments to extend credit are contingent upon customers maintaining specific credit standards.
(D)Collateral held as security for financial assets
A general description of collateral held as security in respect of financial instruments is provided on page 59. The Group holds collateral against loans and advances and irrevocable loan commitments; qualitative and, where appropriate, quantitative information is provided in respect of this collateral below. Collateral held as security for financial assets at fair value through profit or loss and for derivative assets is also shown below.
The Group holds collateral in respect of loans and advances to banks and customers as set out below. The Group does not hold collateral against debt securities, comprising asset-backed securities and corporate and other debt securities, which are classified as financial assets held at amortised cost.
Loans and advances to banks
There were reverse repurchase agreements which are accounted for as collateralised loans within loans and advances to banks with a carrying value of £2,686 million (2019: £1,555 million), against which the Group held collateral with a fair value of £2,682 million (2019: £1,516 million).
These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Loans and advances to customers
Retail lending
Mortgages
An analysis by loan-to-value ratio of the Group's residential mortgage lending is provided below. The value of collateral used in determining the loan-to-value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices, after making allowances for indexation error and dilapidations.
In some circumstances, where the discounted value of the estimated net proceeds from the liquidation of collateral (i.e. net of costs, expected haircuts and anticipated changes in the value of the collateral to the point of sale) is greater than the estimated exposure at default, no credit losses are expected and no ECL allowance is recognised.

	Drawn balances					Expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total gross	Stage 1	Stage 2	Stage 3	POCI	Total gross
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Less than 70 per cent	185,548	24,330	1,547	10,051	221,476	42	202	77	88	409
70 per cent to 80 per cent	43,656	3,364	187	1,303	48,510	29	136	46	58	269
80 per cent to 90 per cent	21,508	1,009	74	470	23,061	28	79	31	34	172
90 per cent to 100 per cent	555	126	21	190	892	3	16	11	19	49
Greater than 100 per cent	151	189	30	497	867	2	35	26	62	125
Total	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024

	Drawn balances					Expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total gross	Stage 1	Stage 2	Stage 3	POCI	Total gross
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Less than 70 per cent	179,566	13,147	1,174	10,728	204,615	6	104	41	44	195
70 per cent to 80 per cent	44,384	2,343	181	1,751	48,659	7	75	29	38	149
80 per cent to 90 per cent	27,056	1,057	86	677	28,876	7	58	25	23	113
90 per cent to 100 per cent	5,663	199	34	207	6,103	2	17	12	10	41
Greater than 100 per cent	374	189	31	351	945	1	27	15	27	70
Total	257,043	16,935	1,506	13,714	289,198	23	281	122	142	568
Other
The majority of non-mortgage retail lending is unsecured. At 31 December 2020, Stage 3 non-mortgage lending amounted to £538 million, net of an impairment allowance of £492 million (2019: £610 million, net of an impairment allowance of £368 million).
Stage 1 and Stage 2 non-mortgage retail lending amounted to £58,183 million (2019: £54,307 million). Lending decisions are predominantly based on an obligor’s ability to repay from normal business operations rather than reliance on the disposal of any security provided. Collateral values are rigorously assessed at the time of loan origination and are thereafter monitored in accordance with business unit credit policy.
The Group's credit risk disclosures for unimpaired non-mortgage retail lending report assets gross of collateral and therefore disclose the maximum loss exposure. The Group believes that this approach is appropriate.
Commercial lending
Reverse repurchase transactions
At 31 December 2020 there were reverse repurchase agreements which were accounted for as collateralised loans with a carrying value of £58,643 million (2019: £54,600 million), against which the Group held collateral with a fair value of £59,157 million (2019: £52,982 million), all of which the Group was able to repledge. There were no collateral balances in the form of cash provided in respect of reverse repurchase agreements included in these amounts (2019: £nil). These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Stage 3 secured lending
The value of collateral is re-evaluated and its legal soundness re-assessed if there is observable evidence of distress of the borrower; this evaluation is used to determine potential loss allowances and management’s strategy to try to either repair the business or recover the debt.
At 31 December 2020, Stage 3 secured commercial lending amounted to £739 million, net of an impairment allowance of £294 million (2019: £966 million, net of an impairment allowance of £243 million). The fair value of the collateral held in respect of impaired secured commercial lending was £753 million (2019: £744 million). In determining the fair value of collateral, no specific amounts have been attributed to the costs of realisation. For the purposes of determining the total collateral held by the Group in respect of impaired secured commercial lending, the value of collateral for each loan has been limited to the principal amount of the outstanding advance in order to eliminate the effects of any over-collateralisation and to provide a clearer representation of the Group’s exposure.
Stage 3 secured commercial lending and associated collateral relates to lending to property companies and to customers in the financial, business and other services; transport, distribution and hotels; and construction industries.
Stage 1 and Stage 2 secured lending
For Stage 1 and Stage 2 secured commercial lending, the Group reports assets gross of collateral and therefore discloses the maximum loss exposure. The Group believes that this approach is appropriate as collateral values at origination and during a period of good performance may not be representative of the value of collateral if the obligor enters a distressed state.
Stage 1 and Stage 2 secured commercial lending is predominantly managed on a cash flow basis. On occasion, it may include an assessment of underlying collateral, although, for Stage 3 lending, this will not always involve assessing it on a fair value basis. No aggregated collateral information for the entire unimpaired secured commercial lending portfolio is provided to key management personnel.
Financial assets at fair value through profit or loss (excluding equity shares)
Included in financial assets at fair value through profit or loss are reverse repurchase agreements treated as collateralised loans with a carrying value of £12,993 million (2019: £11,269 million). Collateral is held with a fair value of £13,169 million (2019: £11,081 million), all of which the Group is able to repledge. At 31 December 2020, £10,049 million had been repledged (2019: £9,605 million).
In addition, securities held as collateral in the form of stock borrowed amounted to £54,232 million (2019: £32,888 million). Of this amount, £52,887 million (2019: £30,594 million) had been resold or repledged as collateral for the Group’s own transactions.
These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Derivative assets, after offsetting of amounts under master netting arrangements
The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the net derivative assets after offsetting of amounts under master netting arrangements of £13,747 million (2019: £11,673 million), cash collateral of £8,715 million (2019: £7,650 million) was held.
Irrevocable loan commitments and other credit-related contingencies
At 31 December 2020, the Group held irrevocable loan commitments and other credit-related contingencies of £76,515 million (2019: £66,398 million). Collateral is held as security, in the event that lending is drawn down, on £19,548 million (2019: £12,391 million) of these balances.
Collateral repossessed
During the year, £125 million of collateral was repossessed (2019: £413 million), consisting primarily of residential property.
In respect of retail portfolios, the Group does not take physical possession of properties or other assets held as collateral and uses external agents to realise the value as soon as practicable, generally at auction, to settle indebtedness. Any surplus funds are returned to the borrower or are otherwise dealt with in accordance with appropriate insolvency regulations. In certain circumstances the Group takes physical possession of assets held as collateral against commercial lending. In such cases, the assets are carried on the Group’s balance sheet and are classified according to the Group’s accounting policies.
(E)Collateral pledged as security
The Group pledges assets primarily for repurchase agreements and securities lending transactions which are generally conducted under terms that are usual and customary for standard securitised borrowing contracts.
Repurchase transactions
Deposits from banks
Included in deposits from banks are balances arising from repurchase transactions of £18,767 million (2019: £18,105 million); the fair value of the collateral provided under these agreements at 31 December 2020 was £18,874 million (2019: £17,545 million).
Customer deposits
Included in customer deposits are balances arising from repurchase transactions of £9,417 million (2019: £9,530 million); the fair value of the collateral provided under these agreements at 31 December 2020 was £8,087 million (2019: £9,221 million).
Financial liabilities at fair value through profit or loss
The fair value of collateral pledged in respect of repurchase transactions, accounted for as secured borrowing, where the secured party is permitted by contract or custom to repledge was £12,608 million (2019: £8,324 million).
Securities lending transactions
The following on balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2020	2019
	£m	£m
Financial assets at fair value through profit or loss	3,224	5,857
Financial assets at fair value through other comprehensive income	894	2,020
	4,118	7,877
Securitisations and covered bonds
In addition to the assets detailed above, the Group also holds assets that are encumbered through the Group’s asset-backed conduits and its securitisation and covered bond programmes. Further details of these assets are provided in note 29.
Liquidity risk
Liquidity risk is defined as the risk that the Group has insufficient financial resources to meet its commitments as they fall due, or can only secure them at excessive cost. Liquidity risk is managed through a series of measures, tests and reports that are primarily based on contractual maturity. The Group carries out monthly stress testing of its liquidity position against a range of scenarios, including those prescribed by the PRA. The Group’s liquidity risk appetite is also calibrated against a number of stressed liquidity metrics.
The table below analyses assets and liabilities of the Group into relevant maturity groupings based on the remaining contractual period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. Certain balances, included in the table below on the basis of their residual maturity, are repayable on demand upon payment of a penalty.
(A)Maturities of assets and liabilities

	Up to 1 month	1-3 months	3-6 months	6-9 months	9-12 months	1-2 years	2-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Assets
Cash and balances at central banks	73,256	1	—	—	—	—	—	—	73,257
Financial assets at fair value through profit or loss	8,085	8,168	7,446	1,428	1,132	2,420	5,193	137,754	171,626
Derivative financial instruments	1,332	1,028	1,092	504	374	1,068	3,021	21,194	29,613
Loans and advances to banks	5,372	1,391	1,170	217	50	—	2,544	2	10,746
Loans and advances to customers	27,200	23,432	27,322	16,092	12,088	30,342	73,562	288,805	498,843
Debt securities held at amortised cost	118	18	—	—	—	1,651	1,089	2,529	5,405
Financial assets at fair value through other comprehensive income	51	272	569	349	255	3,423	11,289	11,395	27,603
Other assets	1,810	901	433	153	418	653	1,010	48,798	54,176
Total assets	117,224	35,211	38,032	18,743	14,317	39,557	97,708	510,477	871,269
Liabilities
Deposits from banks	8,590	2,500	384	104	—	278	19,362	247	31,465
Customer deposits	431,235	13,354	3,368	2,328	1,825	3,909	3,341	708	460,068
Derivative financial instruments and financial liabilities at fair value through profit or loss	5,099	8,182	4,666	1,529	324	1,728	4,541	23,890	49,959
Debt securities in issue	6,565	6,489	6,881	4,655	3,435	12,001	29,867	17,504	87,397
Liabilities arising from insurance and investment contracts	1,321	1,763	2,573	2,542	3,159	9,488	27,132	106,534	154,512
Other liabilities	5,644	1,821	453	439	728	648	845	13,616	24,194
Subordinated liabilities	—	—	587	—	—	1,528	4,929	7,217	14,261
Total liabilities	458,454	34,109	18,912	11,597	9,471	29,580	90,017	169,716	821,856
At 31 December 2019
Assets
Cash and balances at central banks	55,128	2	—	—	—	—	—	—	55,130
Financial assets at fair value through profit or loss	7,195	3,689	3,016	1,710	451	2,801	5,385	135,942	160,189
Derivative financial instruments	583	739	627	404	336	1,294	2,763	19,623	26,369
Loans and advances to banks	4,953	1,017	265	124	91	26	—	3,299	9,775
Loans and advances to customers	35,973	26,036	23,283	12,626	11,425	29,917	74,416	281,312	494,988
Debt securities held as at amortised cost	131	19	—	—	—	74	3,085	2,235	5,544
Financial assets at fair value through other comprehensive income	111	179	729	102	234	2,929	12,809	7,999	25,092
Other assets	2,224	1,155	533	160	520	568	1,218	50,428	56,806
Total assets	106,298	32,836	28,453	15,126	13,057	37,609	99,676	500,838	833,893
Liabilities
Deposits from banks	4,530	2,715	267	85	55	15,686	433	4,408	28,179
Customer deposits	382,885	12,945	6,716	4,377	3,207	6,742	1,752	2,696	421,320
Derivative financial instruments and financial liabilities at fair value through profit or loss	5,182	6,101	2,579	784	528	1,644	5,238	25,209	47,265
Debt securities in issue	4,070	9,159	7,135	7,418	1,963	13,618	30,897	23,429	97,689
Liabilities arising from insurance and investment contracts	1,213	1,658	2,370	2,348	2,882	9,028	24,870	104,539	148,908
Other liabilities	4,541	1,914	772	893	1,682	898	906	13,990	25,596
Subordinated liabilities	—	1,339	96	1,137	108	575	4,105	9,770	17,130
Total liabilities	402,421	35,831	19,935	17,042	10,425	48,191	68,201	184,041	786,087
The above tables are provided on a contractual basis. The Group’s assets and liabilities may be repaid or otherwise mature earlier or later than implied by their contractual terms and readers are, therefore, advised to use caution when using this data to evaluate the Group’s liquidity position. In particular, amounts in respect of customer deposits are usually contractually payable on demand or at short notice. However, in practice, these deposits are not usually withdrawn on their contractual maturity.
The table below analyses financial instrument liabilities of the Group, excluding those arising from insurance and participating investment contracts, on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category.

	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2020
Deposits from banks	8,584	2,429	550	23,451	495	35,509
Customer deposits	428,634	13,659	8,387	8,049	1,528	460,257
Financial liabilities at fair value through profit or loss	3,904	7,117	5,096	2,139	10,513	28,769
Debt securities in issue	6,339	6,599	16,612	45,666	19,583	94,799
Liabilities arising from non-participating investment contracts	38,450	—	—	—	—	38,450
Other liabilities (Lease liabilities)	10	53	182	663	857	1,765
Subordinated liabilities	105	66	1,165	8,303	11,829	21,468
Total non-derivative financial liabilities	486,026	29,923	31,992	88,271	44,805	681,017
Derivative financial liabilities:
Gross settled derivatives – outflows	45,151	36,737	32,437	50,646	20,556	185,527
Gross settled derivatives – inflows	(42,851)	(34,519)	(31,248)	(49,866)	(21,393)	(179,877)
Gross settled derivatives – net flows	2,300	2,218	1,189	780	(837)	5,650
Net settled derivative liabilities	16,132	98	243	933	2,428	19,834
Total derivative financial liabilities	18,432	2,316	1,432	1,713	1,591	25,484
At 31 December 2019
Deposits from banks	5,009	2,564	762	20,066	317	28,718
Customer deposits	385,864	14,433	14,327	10,661	1,393	426,678
Financial liabilities at fair value through profit or loss	4,370	5,543	2,255	2,690	14,653	29,511
Debt securities in issue	5,335	9,858	19,205	54,638	36,321	125,357
Liabilities arising from non-participating investment contracts	37,459	—	—	—	—	37,459
Other liabilities (Lease liabilities)	2	61	190	803	946	2,002
Subordinated liabilities	942	1,462	1,918	7,837	14,857	27,016
Total non-derivative financial liabilities	438,981	33,921	38,657	96,695	68,487	676,741
Derivative financial liabilities:
Gross settled derivatives – outflows	43,118	44,379	34,012	36,012	18,238	175,759
Gross settled derivatives – inflows	(40,829)	(42,954)	(32,966)	(34,758)	(17,753)	(169,260)
Gross settled derivatives – net flows	2,289	1,425	1,046	1,254	485	6,499
Net settled derivative liabilities	23,648	48	122	700	2,201	26,719
Total derivative financial liabilities	25,937	1,473	1,168	1,954	2,686	33,218
The majority of the Group’s non-participating investment contract liabilities are unit-linked. These unit-linked products are invested in accordance with unit fund mandates. Clauses are included in policyholder contracts to permit the deferral of sales, where necessary, so that linked assets can be realised without being a forced seller.
The principal amount for undated subordinated liabilities with no redemption option is included within the over five years column; interest of approximately £24 million (2019: £29 million) per annum which is payable in respect of those instruments for as long as they remain in issue is not included beyond five years.
Further information on the Group’s liquidity exposures is provided on pages 76 to 81.
Liabilities arising from insurance and participating investment contracts are analysed on a behavioural basis, as permitted by IFRS 4, as follows:

	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2020	1,476	1,323	5,879	27,468	79,914	116,060
At 31 December 2019	1,340	1,240	5,378	25,349	78,142	111,449
For insurance and participating investment contracts which are neither unit-linked nor in the Group’s with-profit funds, in particular annuity liabilities, the aim is to invest in assets such that the cash flows on investments match those on the projected future liabilities.
The following tables set out the amounts and residual maturities of the Group’s off balance sheet contingent liabilities, commitments and guarantees.

	Up to 1 month	1-3 months	3-6 months	6-9 months	9-12 months	1-3 years	3-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Acceptances and endorsements	80	10	41	—	—	—	—	—	131
Other contingent liabilities	327	551	164	175	212	340	70	583	2,422
Total contingent liabilities	407	561	205	175	212	340	70	583	2,553
Lending commitments and guarantees	72,916	4,890	22,288	3,981	5,374	23,048	11,411	3,839	147,747
Other commitments	—	—	—	—	4	44	16	64	128
Total commitments and guarantees	72,916	4,890	22,288	3,981	5,378	23,092	11,427	3,903	147,875
Total contingents, commitments and guarantees	73,323	5,451	22,493	4,156	5,590	23,432	11,497	4,486	150,428
At 31 December 2019
Acceptances and endorsements	25	24	4	—	21	—	—	—	74
Other contingent liabilities	381	409	387	177	207	475	101	683	2,820
Total contingent liabilities	406	433	391	177	228	475	101	683	2,894
Lending commitments and guarantees	68,638	2,682	15,297	4,637	7,367	17,365	14,114	3,264	133,364
Other commitments	—	1	16	5	—	72	43	52	189
Total commitments and guarantees	68,638	2,683	15,313	4,642	7,367	17,437	14,157	3,316	133,553
Total contingents, commitments and guarantees	69,044	3,116	15,704	4,819	7,595	17,912	14,258	3,999	136,447